Fees Summary	Feb. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 335,000
Previously Paid Amount	0.00
Total Fee Amount	51.29
Total Offset Amount	0.00
Net Fee	51.29
Narrative - Max Aggregate Offering Price	$ 335,000
Final Prospectus	true